Cash and cash equivalents - Summary Of Detailed Information Of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Bank balances	$ 523,124	$ 540,165	$ 557,228
Call deposits	473,587	275,331	355,642
Restricted cash	27,534	26,501	24,828
Cash and cash equivalents	$ 1,024,245	$ 841,997	$ 937,698	$ 842,182